Pension and other post-retirement benefits - Additional Information (Detail) CAD in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)
Employee Benefits Disclosure [Line Items]
Defined contribution pension plan cost	CAD 5,223		CAD 4,132
Accumulated benefit obligation for pension plan	317,025		CAD 251,932
Defined benefit plan, amounts recognized in other comprehensive income (loss), net prior service cost (credit) | $		$ (2,217)		$ (3,941)
Net actuarial gain (loss) for defined benefit pension plan that will be amortized from accumulated other comprehensive income over next fiscal year | $		$ (8,204)		$ 1,998
Pension Plans
Employee Benefits Disclosure [Line Items]
Expected employer contributions for next year	18,159
Other Postretirement Benefit Plans, Defined Benefit
Employee Benefits Disclosure [Line Items]
Expected employer contributions for next year	CAD 4,295